SCHEDULE OF PORTFOLIO INVESTMENTS
RBC International Small Cap Equity Fund

December 31, 2024 (Unaudited)
Shares		Value
Common Stocks — 100.8%
Australia — 4.0%
7,412	Paladin Energy Ltd.*	$34,505
772	Pro Medicus Ltd.	119,253
24,083	Steadfast Group Ltd.	86,338
		240,096
Belgium — 3.2%
3,038	Azelis Group NV	59,802
12	Lotus Bakeries NV	134,317
		194,119
Denmark — 2.3%
1,780	Novonesis (Novozymes), Class B	100,867
3,021	Scandinavian Tobacco Group A/S(a)	40,089
		140,956
France — 3.8%
978	Gaztransport Et Technigaz SA	130,975
2,341	Technip Energies NV	62,532
1,389	Verallia SA(a)	34,884
		228,391
Germany — 4.9%
1,140	CTS Eventim AG & Co. KGaA	96,370
2,176	Freenet AG	62,119
100	Rational AG	85,651
1,629	Stabilus SE	51,182
		295,322
India — 7.0%
30,289	Aditya Birla Capital Ltd.*	62,764
350	Dixon Technologies India Ltd.	73,135
2,093	Gravita India Ltd.	53,158
4,950	KPIT Technologies Ltd.	84,388
3,621	Phoenix Mills Ltd. (The)	68,975
10,795	Varun Beverages Ltd.	80,320
		422,740
Indonesia — 3.4%
290,800	Indosat Tbk PT	44,700
413,800	Mayora Indah Tbk PT	71,488
1,832,200	Midi Utama Indonesia Tbk PT	48,896
891,200	Sarana Menara Nusantara Tbk PT	36,243
		201,327
Japan — 25.1%
8,300	Asics Corp.	161,915
4,200	Fujikura Ltd.	171,468
5,700	Isetan Mitsukoshi Holdings Ltd.	97,867

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC International Small Cap Equity Fund  (cont.)

December 31, 2024 (Unaudited)
Shares		Value
3,100	Japan Steel Works Ltd. (The)	$112,395
3,200	Kawasaki Heavy Industries Ltd.	145,772
3,200	Nippon Sanso Holdings Corp.	88,793
2,400	Organo Corp.	122,946
14,300	Round One Corp.	117,923
6,800	Ryohin Keikaku Co. Ltd.	154,822
7,200	Sanrio Co. Ltd.	250,982
3,300	TBS Holdings, Inc.	83,870
		1,508,753
New Zealand — 2.0%
2,414	Fisher & Paykel Healthcare Corp. Ltd.	51,885
9,508	Infratil Ltd.	67,019
		118,904
Norway — 7.3%
4,572	Aker BP ASA	89,879
4,203	Nordic Semiconductor ASA*	37,153
13,135	SpareBank 1 SMN	197,829
8,938	Veidekke ASA	111,748
		436,609
Philippines — 2.2%
19,970	International Container Terminal Services, Inc.	132,927

Spain — 1.9%
1,786	Laboratorios Farmaceuticos Rovi SA	116,279

Sweden — 7.8%
9,852	Alimak Group AB(a)	104,688
1,078	Camurus AB*	55,080
10,610	Hexpol AB	98,831
787	MIPS AB	33,335
6,005	Sweco AB, Class B	89,407
2,913	Thule Group AB(a)	89,643
		470,984
Switzerland — 1.0%
418	Sulzer AG	60,466

Taiwan — 6.6%
717	ASPEED Technology, Inc.	72,566
5,682	Lai Yih Footwear Co. Ltd.	65,823
1,662	Lotes Co. Ltd.	98,753
2,778	Voltronic Power Technology Corp.	157,249
		394,391
Thailand — 1.6%
440	Fabrinet*	96,747

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC International Small Cap Equity Fund  (cont.)

December 31, 2024 (Unaudited)
Shares		Value

United Kingdom — 13.0%
5,379	Auto Trader Group Plc(a)	$53,225
21,688	Barratt Redrow Plc	118,891
2,561	Cranswick Plc	155,963
3,527	Fevertree Drinks Plc	29,662
16,554	GB Group Plc	70,555
10,033	Howden Joinery Group Plc	99,393
15,089	OSB Group Plc	76,440
6,686	Rightmove Plc	53,512
2,424	Softcat Plc	46,117
11,098	Volution Group Plc	77,750
		781,508
United States — 1.4%
6,168	Life360, Inc.(a),*	85,794

Vietnam — 2.3%
23,540	FPT Corp.	140,681

Total Common Stocks		6,066,994
(Cost $5,118,276)
Investment Company — 0.2%
12,275	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (b)	12,275
Total Investment Company		12,275
(Cost $12,275)
Total Investments		$6,079,269
(Cost $5,130,551) — 101.0%
Liabilities in excess of other assets — (1.0)%		(60,283)
NET ASSETS — 100.0%		$6,018,986

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Affiliated investment.
*	Non-income producing security.
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